Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Accounts receivable	51,457,258	45,738,144	6,417,767
Less: allowance for credit losses	(27,735,262)	(24,140,925)	(3,387,344)
Accounts receivable, net	23,721,996	21,597,219	3,030,423

The following table summarizes the changes in allowance for credit losses:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Beginning balance	117,080,588	27,735,262	3,891,685
Reversal of credit losses	(80,857,764)	(3,594,337)	(504,341)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Ending balance	27,735,262	24,140,925	3,387,344